Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

December 29, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:

Manning & Napier Fund, Inc. (the “Company”)

Post-Effective Amendment No. 181 under the Securities Act of 1933 and Amendment No. 182 under the Investment Company Act of 1940

File Nos. 2-92633 and 811-04087

To the Commission:

On behalf of the Company, we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Company’s Post-Effective Amendment No. 181 to its Registration Statement on Form N-1A (Amendment No. 182 under the 1940 Act).

This Post-Effective Amendment No. 181 is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act solely to delay the effectiveness of Post-Effective Amendment No. 180 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on October 24, 2016 (Accession No. 0001193125-16-744744). This Post-Effective Amendment No. 181 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 180.

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams
Amy J. Williams
Director of Fund Documentation

Enclosures